Other Investments	12 Months Ended
Dec. 31, 2025
Other Investments
Other Investments

Note 9.  Other Investments

NMTC Entity - In 2024, the Company established a single-member LLC to facilitate the purchase of federal NMTC through an investment structure designed by a local community development entity.  The LLC does not conduct any business apart from its role in the NMTC financing structure.  The Company’s investment involves a project with a local industrial firm for the purpose of modernizing and expanding its current facilities and increasing the workforce.  The NMTC equity investment generated tax credits of $300,000 for 2025 and 2024, with an amortization expense of $255,916 and $251,934, respectively.  The carrying value of the NMTC equity investment was $1.5 million and $1.7 million at December 31, 2025 and 2024, respectively, and is included in Other assets in the consolidated balance sheets.

Affordable Housing Limited Partnerships - The Company purchases, from time to time, interests in various limited partnerships established to acquire, own, and rent residential housing for low- and moderate-income residents of northeastern and central Vermont.  The tax credits from these investments were $698,450 for the years ended December 31, 2025 and 2024, respectively.  Expenses related to amortization of the investments in the limited partnerships are recognized as a component of income tax expense, and were $595,566 and $496,591 for 2025 and 2024, respectively.  The carrying values of the limited partnership investments were $7.5 million and $8.1 million at December 31, 2025 and 2024, respectively, and are included in Other assets in the consolidated balance sheets.

Trust Company Affiliate - The Bank previously held a one-third ownership interest in a non-depository trust company, CFSG, based in Newport, Vermont, which is held indirectly through CFS Partners, a Vermont LLC that owns 100% of the LLC equity interests of CFSG.  During the first quarter of 2025, CFS Partners agreed to repurchase the one-third ownership interest held by Guaranty Bancorp, Inc. in CFS Partners.  In accordance with the terms of the redemption agreement, effective March 1, 2025, Guaranty Bancorp agreed to forego its distributional interest in CFS Partners, and effective July 31, 2025, CFS Partners redeemed all of Guaranty Bancorp’s LLC membership and distributional interest in CFS Partners.  Accordingly, as of March 1, 2025, the Company’s share of the distributional interest in CFS Partners increased from one-third to 50%, and its membership interest in CFS Partners increased from one-third to 50%, effective with the redemption on July 31, 2025.  The Bank does not have a controlling interest in CFS Partners and will continue to account for its investment in CFS Partners under the equity method of accounting.  The Company's investment in CFS Partners, included in Other assets, amounted to $6.8 million and $5.0 million as of December 31, 2025 and 2024, respectively.  The Company recognized income of $1.8 million and $1.2 million for 2025 and 2024, respectively, through CFS Partners from the operations of CFSG.